Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Financial Assets
Schedule of non-current financial assets

	Thousands of Euros
	31/12/2020	31/12/2019
Financial investments in shares with stock market	3,008	7
Total Non-current financial assets measured at fair value	3,008	7

Non-current guarantee deposits	6,268	5,433
Other non-current financial assets (a)	108,030	29,504
Non-current loans to related parties (see note 31)	80,851	86,363
Non-current loans to associates (b) (see note 31)	—	17,623
Total Non-current financial assets measured at amortized cost	195,149	138,923

Schedule of other current financial assets

	Thousands of Euros
	31/12/2020	31/12/2019
Other current financial assets (c) (see note 30)	—	1,716,738
Total current financial assets measured at fair value	—	1,716,738

	Thousands of Euros
	31/12/2020	31/12/2019
Deposits and guarantees	162	713
Other current financial assets (a)	10,861	10,691
Current loans to third parties	95	65
Current loans to associates (b) (see note 31)	—	719
Total other current financial assets	11,118	12,188